Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [Abstract]
Earnings per share
18.	Earnings per share

The amount of basic earnings per share (EPS) is calculated by dividing the net income for the year attributable to shareholders of the Group’s ordinary shares by the weighted average of the ordinary shares outstanding during the year.

The following table shows the (loss) profit attributable to ordinary equity holders of the Company.

a)	Basic EPS

	For the Year Ended December 31,
	2024	2023	2022

(Loss) profit attributable to ordinary equity holders of the parent entity	$(3,338,830,904)	$(565,107,502)	$4,448,916,705
Weighted average number of ordinary shares outstanding during the period	77,062,978	69,099,785 (1)	69,099,785	(1)
Basic EPS	$(43.33)	$(8.18)	$64.38

b)	Diluted EPS

	For the Year Ended December 31,
	2024	2023	2022

(Loss) profit per basic EPS adjusted	$(3,338,830,904)	$(565,107,502)	$4,448,916,705
Number of shares per basic EPS adjusted for dilutive potential ordinary shared	77,062,978	69,099,785 (1)	69,099,785	(1)
Diluted EPS	$(43.33)	$(8.18)	$64.38

(1)
For the years ended December 31, 2023 and 2022, Management applied a restrospective approach to determine the weighted average number of ordinary shares outstanding. On March 20, 2024, the Company issued 79,242,873 of which 87.2% represents the shares attributable to the original shareholders of the Group prior to the business combination.